Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Millions	Jan. 30, 2023	Jan. 06, 2023
Subsequent Event [Line Items]
Investment	$ 2.5
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary Shares	250,000
Common Class A [Member] | PIPE Shares [Member]
Subsequent Event [Line Items]
Investment		$ 2.0
Ordinary Shares		200,000